Employee Stock And Incentive Plan (Summary Of Value Of Restricted Stock Units) (Details) - Restricted Stock Units [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock awards granted	$ 26.00	$ 24.80	$ 23.28
Intrinsic value of vested RSUs	$ 2,327	$ 759	$ 449
Fair value of vested RSUs	$ 1,904	$ 544	$ 348